Financial assets	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]
14.	Financial assets

	a)	Redeemable preference shares with no fixed redemption date

As part of the JV Transaction (notes 1 and 6), the Company subscribed to 204.9 million non- voting fixed redemption price redeemable preferences shares in JV Finco (the “preference shares”). The preference shares were issued at a par value of $1 per redeemable share, resulting in a face value of the preference shares of $204.9 million.

$
Balance, December 31, 2017	-
Initial recognition of preferred shares at fair value	148,850
Fair value adjustment for the year	4,801
Balance, December 31, 2018	153,651

$184.9 million of the preference shares have no fixed redemption date. On closing of the JV Transaction, these preference shares were recognized at fair value using a discounted cash flow model. Management estimated the fair value of the preference shares by discounting $184.9 million of the forecasted future cash flows from the AGM at a discount rate of 6.5%, resulting in a fair value of $148.9 million as at July 31, 2018. As these preference shares have no contractual fixed terms of repayment that arise on specified dates, they are measured at fair value through profit or loss at each reporting period-end.

As at December 31, 2018, the Company re-measured the fair value of the redeemable preference shares at $153.7 million, recording a positive fair value adjustment of $4.8 million in finance income for the year ended December 31, 2018. The $184.9 million preference shares are classified as a Level 3 financial asset in the fair value hierarchy.

b)	Redeemable preference share with determinable redemption date

$
Balance, December 31, 2017	-
Initial recognition of preferred shares at fair value	19,231
Accretion income for the year	253
Balance, December 31, 2018	19,484

The remaining $20.0 million of preference shares are redeemable by JV Finco based on an agreed Esaase development milestone, but in any event to be paid by no later than December 31, 2019 (notes 1 and 6). On closing of the JV Transaction, the $20.0 million preference shares were recognized at fair value using a discounted cash flow model. Management estimated the fair value of the $20.0 million preference shares by discounting the contractual future cash flows (assumed to be payable by December 31, 2019) at a discount rate of 2.7%, resulting in a fair value of $19.2 million as at July 31, 2018. Subsequent to initial recognition, these preference shares are measured at amortized cost.

As at December 31, 2018 the amortized cost of the redeemable preference shares amounted to $19.5 million and the Company recognized accretion income of $0.3 million in finance income for the year ended December 31, 2018.